united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Alternative Strategies Fund

(Exact name of registrant as specified in charter)

520 Madison Avenue New York, NY 10022

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

LADENBURG THALMANN
ESTABLISHED 1876

Alternative Strategies Fund

Symbol: LTAFX
www.LTAFX.com

Distributed by Ladenburg Thalmann & Co. Inc.

Semi-Annual Report
December 31, 2020

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund's prospectus. Please read the prospectus carefully before you invest or send money. Fund shares are not FDIC insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. **You may find the prospectus documents for free by calling toll-free (+1-877-803-6583) or visiting www.LTAFX.com.**

Alternative Strategies Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s Performance Figures for the Periods Ending December 31, 2020 Compared to Its Benchmarks

			Average	Average	Average
			Annual Return	Annual Return	Annual Return
	Six Months (a)	One Year (a)	Five Years (a)	Ten Years (a)	Since Inception (a) *
Alternative Strategies Fund:
Class A, without Sales Load	18.49%	(13.44)%	1.37%	0.77%	0.84%
Class A, with Sales Load **	13.48%	(17.08)%	0.50%	0.33%	0.41%
Class C ***	17.94%	(14.08)%	0.62%	N/A	(2.82)%
Class I ****	18.36%	(13.32)%	N/A	N/A	(3.09)%
Barclays U.S. Aggregate Bond Index	1.29%	7.51%	4.44%	3.84%	3.60%
S&P 500 Total Return Index	22.16%	18.40%	15.22%	13.88%	14.59%

*	Class A commenced operations on September 28, 2010.

**	Adjusted for initial maximum sales charge of 4.25%. Prior to October 1, 2017, sales charge was 6.00%.

***	Class C commenced operations on January 21, 2015.

****	Class I commenced operations on July 17, 2017.

(a)	Total returns are calculated based on traded NAVs.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through’s), ABS, and CMBS. The Barclays U.S. Aggregate Bond Index rolls up into other Barclays Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical in nature. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense, including underlying funds, is 5.64%, 6.40% and 5.41% before fee waivers, per the Fund’s October 28, 2020 prospectus, for Class A, Class C and Class I, respectively. After fee waivers, the Fund’s total annual operating expenses are 4.90%, 5.55% and 4.65% for Class A, Class C and Class I, respectively. Shares of Class A are subject to a maximum sales charge imposed on purchases of 4.25%. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

Portfolio Analysis as of December 31, 2020 (Unaudited)
Sector	Percent of Net Assets
Real Estate Investment Trusts	50.6%
Common Stock	28.7%
Private Investments	13.6%
Mortgage Real Estate Investment Trusts	3.7%
Closed-End Funds	2.7%
Short-Term Investment	0.7%
Other Assets Less Liabilities	0.0%
Total	100.0%

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCK - 28.7%
	GAS - 1.3%
13,966	Western Midstream Partners, L.P.	$193,010

	INVESTMENT COMPANIES - 17.5%
19,402	Ares Capital Corporation	327,700
17,162	BlackRock TCP Capital Corporation	192,901
12,755	Capital Southwest Corporation	226,401
12,454	FS KKR Capital Corporation	206,238
15,472	Hercules Capital, Inc.	223,106
30,506	Monroe Capital Corporation	244,963
10,214	Newtek Business Services Corporation	201,114
8,818	Saratoga Investment Corporation	183,855
10,848	Sixth Street Specialty Lending, Inc.	225,096
17,160	Solar Capital Ltd.	300,472
14,492	WhiteHorse Finance, Inc.	197,236
		2,529,082
	PIPELINES - 9.9%
46,564	Antero Midstream Corporation	359,009
13,716	DCP Midstream, L.P.	254,020
13,824	Enterprise Products Partners, L.P.	270,812
8,908	Hess Midstream, L.P.	174,330
3,535	Magellan Midstream Partners, L.P.	150,026
19,284	Oasis Midstream Partners, L.P.	226,201
		1,434,398

	TOTAL COMMON STOCK (Cost - $5,363,630)	4,156,490

	MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 3.7%
18,401	Dynex Capital, Inc.	327,538
57,765	New York Mortgage Trust, Inc.	213,153
	TOTAL MORTGAGE REITS (Cost - $720,428)	540,691

	REAL ESTATE INVESTMENT TRUSTS - 50.6%
8,034	Gaming and Leisure Properties, Inc.	340,641
9,723	Gladstone Land Corporation	142,345
103,002	Griffin Capital Essential Asset II +	916,717
114,810	Griffin Health Care III + #	939,211
170,164	Hines Global REIT, Inc. + #	407,701
24,486	Independence Realty Trust, Inc.	328,847
2,291	Innovative Industrial Properties, Inc.	419,551
135,627	Phillips Edison Grocery Center REIT I, Inc. + #	1,035,788
2,502	Realty Income Corporation	155,549
83,908	Steadfast Apartment REIT, Inc. + #	1,221,467
125,573	Strategic Storage Trust, Inc. + #	1,429,480
	TOTAL REITS (Cost - $4,809,650)	7,337,297

	CLOSED-END FUNDS - 2.7%
32,444	Kayne Anderson NextGen Energy & Infrastructure, Inc.	186,553
37,442	Oxford Lane Capital Corporation	202,561
	TOTAL CLOSED-END FUNDS (Cost - $861,866)	389,114

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	PRIVATE INVESTMENTS - 13.6%
	BUSINESS DEVELOPMENT - 7.2%
142,186	HMS Income Fund, Inc. +	$1,047,421

	LAND DEVELOPMENT - 6.4% (a)
36,635	Walton Kimberlin Heights, L.P. *+ #	306,269
10,752	Walton Sherwood Acres, L.P. *+ #	53,222
10,752	Walton US Land Fund 1, L.P. *+ #	132,142
19,855	Walton US Land Fund 2, L.P. *+	132,036
37,655	Walton US Land Fund 3, L.P. * +	305,759
		929,428
	TOTAL PRIVATE INVESTMENTS (Cost - $2,363,495)	1,976,849

	SHORT-TERM INVESTMENT - 0.7%
95,070	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03% ^	$95,070
	TOTAL SHORT-TERM INVESTMENT (Cost - $95,070)

	TOTAL INVESTMENTS - 100.0% (Cost - $14,214,139)	$14,495,511
	OTHER ASSETS LESS LIABILITIES - 0.0%	5,488
	NET ASSETS - 100.00%	$14,500,999

L.P. - Limited Partnership

Ltd. - Limited Company

REITs - Real Estate Investment Trusts

*	Non-income producing.

+	Illiquid security. Total illiquid securities represents 54.7% of net assets as of December 31, 2020

#	Fair Value estimated using fair value procedures adopted by the Board of Trustees.

Total	Value of such securities is $5,525,280 or 38.1% of net assets as of December 31, 2020

^	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2020

(a)	Restricted securities see Note 9 for more information.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

Assets:
Investments in Securities at Value (identified cost $14,214,139)	$14,495,511
Dividends and Interest Receivable	71,880
Receivable from Advisor	28,420
Prepaid Expenses and Other Assets	13,838
Total Assets	14,609,649

Liabilities:
Distributions Payable	35,479
Accrued Shareholder Servicing Fees	45,645
Payable to Related Parties	19,695
Other Accrued Expenses	7,831
Total Liabilities	108,650

Net Assets	$14,500,999

Class A Shares
Net Assets	$6,690,344
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,229,524
Net Asset Value and Redemption Price Per Share (Net Assets divided by shares outstanding)	$5.44
Offering Price Per Share ($4.78/0.9575)	$5.68

Class C Shares
Net Assets	$2,720,620
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	522,155
Net Asset Value, Offering and Redemption Price Per Share (Net Assets divided by shares outstanding)	$5.21

Class I Shares
Net Assets	$5,090,035
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	928,134
Net Asset Value, Offering and Redemption Price Per Share (Net Assets divided by shares outstanding)	$5.48

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$19,782,493
Accumulated Losses	(5,281,494)
Net Assets	$14,500,999

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

Investment Income:
Dividend Income	$361,986
Interest Income	41
Total Investment Income	362,027

Investment Advisory Fees	51,886
Shareholder Servicing Fees
Class A	7,973
Class C	3,224
Distribution Fees
Class C	9,673
Legal Fees	26,224
Fund Accounting Fees	18,135
Registration & Filing Fees	17,631
Transfer Agent Fees	10,112
Trustees’ Fees	14,577
Printing Expense	13,587
Chief Compliance Officer Fees	12,593
Administration Fees	10,081
Audit Fees	11,200
Pricing Expense	5,042
Third Party Administrative Services Fees	5,038
Custody Fees	2,519
Insurance Expense	505
Miscellaneous Expenses	4,383
Total Expenses	224,383
Less: Fees Waived/Reimbursed by Advisor	(94,075)
Net Expenses	130,308

Net Investment Income	231,719

Net Realized and Unrealized Gain on Investments:
Net Realized Loss on Investments	(267,196)

Net Change in Unrealized Appreciation on Investments	2,314,667

Net Realized and Unrealized Gain on Investments	2,047,471

Net Increase in Net Assets Resulting From Operations	$2,279,190

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$231,719	$526,699
Net Realized Loss on Investments	(267,196)	(1,812,654)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,314,667	(4,211,862)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,279,190	(5,497,817)

Distributions to Shareholders From:
Total Distributions Paid
Class A	(71,958)	(222,260)
Class C	(29,013)	(81,867)
Class I	(54,824)	(152,193)
Return of Capital
Class A	(160,164)	(462,179)
Class C	(64,577)	(178,121)
Class I	(122,027)	(338,584)
Total Distributions to Shareholders	(502,563)	(1,435,204)

From Shares of Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	1,242	253,807
Distributions Reinvested	83,043	281,604
Shares Transferred to Class I	—	(105,948)
Cost of Shares Redeemed	(668,136)	(961,271)
Total Class A	(583,851)	(531,808)

Class C
Proceeds from Shares Issued	—	54,300
Distributions Reinvested	45,477	135,640
Shares Transferred to Class I	—	(14,391)
Cost of Shares Redeemed	(149,468)	(101,969)
Total Class C	(103,991)	73,580

Class I
Proceeds from Shares Issued	—	505,587
Distributions Reinvested	93,156	252,777
Shares Transferred from Class A/C	—	120,340
Cost of Shares Redeemed	(474,987)	(535,935)
Total Class I	(381,831)	342,769

Total From Shares of Beneficial Interest Transactions	(1,069,673)	(115,459)

Total Increase (Decrease) in Net Assets	706,954	(7,048,480)

Net Assets:
Beginning of Period	13,794,045	20,842,525
End of Period	$14,500,999	$13,794,045

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
SHARE ACTIVITY:
Class A
Shares Issued	240	44,895
Shares Reinvested	16,807	46,624
Shares Transferred to Class I	—	(15,266)
Shares Redeemed	(137,547)	(143,845)
Net Decrease in Shares of Beneficial Interest	(120,500)	(67,592)

Class C
Shares Issued	—	7,868
Shares Reinvested	9,501	23,516
Shares Transferred to Class I	—	(2,101)
Shares Redeemed	(31,774)	(15,878)
Net Increase (Decrease) in Shares of Beneficial Interest	(22,273)	13,405

Class I
Shares Issued	—	74,848
Shares Reinvested	18,518	42,228
Shares Transferred from Class A/C	—	17,208
Shares Redeemed	(96,485)	(78,404)
Net Increase (Decrease) in Shares of Beneficial Interest	(77,967)	55,880

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended December 31, 2020

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$2,279,190
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(9,482)
Sales of investments	720,787
Net purchases of short term securities	(21,404)
Net realized loss from investments, exclusive of capital gain and return of capital distributions from underlying investments	267,196
Return of Capital distributions received from underlying investments	628,657
Net change in unrealized appreciation on investments	(2,314,667)

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due from Investment Adviser	(6,840)
Dividends and Interest Receivable	33,717
Prepaid Expenses and Other Assets	2,954
Increase/(Decrease) in liabilities:
Payable to Related Parties	19,695
Accrued Distribution Fees	(7,043)
Accrued Shareholder Service Fees	585
Distribution Payable	(15,217)
Other Accrued Expenses	(5,892)
Net cash provided by operating activities	1,572,236

Cash flows from financing activities:
Proceeds from shares issued	1,242
Payments on shares redeemed	(1,292,591)
Cash distributions paid	(280,887)
Net cash used in financing activities	(1,572,236)

Net decrease in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Non-cash financing activities not included herein consists of reinvestment of dividends	$221,676

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund - Class A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year ended June 30,
	December 31,2020		2020		2019		2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$4.78		$7.22		$7.36		$7.95	$8.07	$8.55
Increase (decrease) From Operations:
Net investment income (a)	0.09		0.19		0.23		0.26	0.35	0.34
Net gain (loss) from investments (both realized and unrealized)	0.76		(2.12)		0.21		(0.28)	0.15	(0.28)
Total from operations	0.85		(1.93)		0.44		(0.02)	0.50	0.06

Less Distributions:
From net investment income	(0.13)		(0.16)		(0.31)		(0.06)	(0.19)	(0.30)
From return of capital	(0.06)		(0.35)		(0.27)		(0.51)	(0.43)	(0.24)
Total Distributions	(0.19)		(0.51)		(0.58)		(0.57)	(0.62)	(0.54)

Net Asset Value, End of Period	$5.44		$4.78	(e)	$7.22	(e)	$7.36	$7.95	$8.07

Total Return (b)	18.49	% (e)(f)	(28.16	)% (e)	6.31	% (e)	(0.20)%	6.32%	1.24%

Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$6,690		$6,453		$10,242		$14,164	$22,518	$23,231
Ratio to average net assets:
Expenses, Gross (c)	3.19	% (g)	2.59%		2.25%		2.05%	2.00%	2.12%
Expenses, Net of Reimbursement (c)	1.85	% (g)	1.82%		1.75%		1.75%	1.75%	1.75%
Net investment income, Net of Reimbursement (c)(d)	3.39	% (g)	2.98%		3.21%		3.52%	4.25%	4.41%
Portfolio turnover rate	0.07	% (f)	9.23%		12.06%		22.50%	20.58%	38.08%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund - Class C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six
	Months Ended		For the Year ended June 30,
	December 31,2020		2020		2019		2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$4.59		$6.98		$7.16		$7.78	$7.96	$8.52
Increase (decrease) From Operations:
Net investment income (a)	0.07		0.14		0.18		0.21	0.28	0.28
Net gain (loss) from investments (both realized and unrealized)	0.72		(2.05)		0.20		(0.29)	0.15	(0.30)
Total from operations	0.79		(1.91)		0.38		(0.08)	0.43	(0.02)

Less Distributions:
From net investment income	(0.12)		(0.15)		(0.30)		(0.05)	(0.18)	(0.30)
From return of capital	(0.05)		(0.33)		(0.26)		(0.49)	(0.43)	(0.24)
Total Distributions	(0.17)		(0.48)		(0.56)		(0.54)	(0.61)	(0.54)

Net Asset Value, End of Period	$5.21		$4.59	(e)	$6.98	(e)	$7.16	$7.78	$7.96

Total Return (b)	17.94	% (e)(f)	(28.68	)% (e)	5.58	% (e)	(0.89)%	5.49%	0.25%

Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$2,721		$2,500		$3,708		$3,397	$3,076	$2,341
Ratio to average net assets:
Expenses, Gross (c)	3.94	% (g)	3.35%		3.00%		2.80%	2.76%	2.91%
Expenses, Net of Reimbursement (c)	2.50	% (g)	2.50%		2.50%		2.50%	2.50%	2.75%
Net investment income, Net of Reimbursement (c)(d)	2.68	% (g)	2.33%		2.62%		2.91%	3.52%	3.61%
Portfolio turnover rate	0.07	% (f)	9.23%		12.06%		22.50%	20.58%	38.08%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion Fund expenses, total returns would have been lower.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund - Class I
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Period Ended
	December 31, 2020		June 30, 2020		June 30, 2019		June 30, 2018*
	(Unaudited)
Net Asset Value, Beginning of Period	$4.81		$7.25		$7.36		$7.98
Increase (decrease) From Operations:
Net investment income (a)	0.09		0.20		0.26		0.35
Net gain (loss) from investments (both realized and unrealized)	0.76		(2.13)		0.21		(0.49)
Total from operations	0.85		(1.93)		0.47		(0.14)

Less Distributions:
From net investment income	(0.12)		(0.16)		(0.31)		(0.00	) (h)
From return of capital	(0.06)		(0.35)		(0.27)		(0.48)
Total Distributions	(0.18)		(0.51)		(0.58)		(0.48)

Net Asset Value, End of Period	$5.48		$4.81	(i)	$7.25	(i)	$7.36

Total Return (b)	18.36	% (i)(c)	(28.02	)% (i)	6.68	% (i)	(1.71	)% (c)

Ratios/Supplemental Data
Net assets, end of Period (in 000’s)	$5,090		$4,841		$6,893		$6,238
Ratio to average net assets:
Expenses, Gross (e)	2.94	% (d)	2.36%		2.00%		1.65	% (d)
Expenses, Net of Reimbursement (e)	1.60	% (d)	1.57%		1.50%		1.50	% (d)
Net investment income, Net of Reimbursement (e)(f)	3.64	% (d)	3.26%		3.55%		4.99	% (d)
Portfolio turnover rate	0.07	% (c)	9.23%		12.06%		22.50	% (g)

*	Class I commenced operations on July 17, 2017.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Represents the Fund’s portfolio turnover rate for the entire period.

(h)	Less than $0.01 per share

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

1.	ORGANIZATION

Alternative Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 15, 2010 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek attractive risk-adjusted returns with low to moderate volatility and low correlation to the broader markets, through a concentrated multi-strategy alternative investment approach with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in private and publicly traded alternative investment funds and real estate investment trusts ("REITs"). Investment funds include closed-end funds, open-end funds (mutual funds), limited partnerships, limited liability companies and other types of pooled investment vehicles.

The Fund currently offers Class A, Class C and Class I shares. Class A shares commenced operations on September 28, 2010, Class C shares commenced operations on January 21, 2015 and Class I shares commenced operations on July 17, 2017. Class A shares are offered at net asset value plus a maximum sales charge of 4.25%. Class C and I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fund’s fair value committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Fund, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in some securities which are not traded and the fair value committee has established a methodology for fair value of each type of security. Generally, REITs are publicly registered but not traded. When the REIT is in the public offering period, the Fund values the REIT at cost. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should a REIT be unable to raise sufficient capital and execute its business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The private investments are monitored for any independent appraisals or audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Fair Value Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets measured at fair value:

Assets*	Total	Level I	Level 2	Level 3
Common Stock	$4,156,490	$4,156,490	$—	$—
Mortgage REITS	540,691	540,691	—	—
REITS	6,420,580	1,386,933	5,033,647	—
Closed-End Funds	389,114	389,114	—	—
Private Investments	491,633	—	—	491,633
Short-Term Investment	95,070	95,070	—	—
Sub-Total	$12,093,578	$6,568,298	$5,033,647	$491,633
Private Investments (1)	1,485,216
Real Estate Investment Trusts (1)	916,717
Total	$14,495,511

*	Refer to the Portfolio of Investments for industry classifications.

Level 3 reconciliation is noted in the table below.

(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private
	Investments	Total
Beginning Balance	$491,633	$491,633
Total realized loss	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales and Return of Capital	—	—
Net transfers in (out) of level 3	—	—
Ending Balance	$491,633	$491,633

There was no change in unrealized appreciation on Level 3 investments held as of December 31, 2020.

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are set forth below:

Investment Type	Fair Value	Observable Inputs	Unobservable Input

Private Investments	$ 491,633	Partners Capital	Adjusted by management to reflect
current market conditions for
underlying land

The following is the fair value measurement of investments that are measured at Net Asset Value per share (or its equivalent) as a practical expedient:

Security Description	Industry	Value	Redemption Frequency
Griffin Capital Essential Asset II	Real Estate Investment Trust	$ 916,717	N/A
HMS Income Fund, Inc.	Business Development	1,047,421	Quarterly
Walton US Land Fund 2 LP	Land Development	132,036	N/A
Walton US Land Fund 3 LP	Land Development	305,759	N/A

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions from Real Estate Investment Trusts – Distribution from Real Estate Investment Trusts are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2018 through June 30, 2020, or expected to be taken in the Fund’s June 30, 2021 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended December 31, 2020, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Ladenburg Thalmann Asset Management Inc. (“LTAM”) serves as the Fund’s investment advisor (the “Advisor”). Under the terms of the Advisory Agreement between the Trust, on behalf of the Fund, and LTAM, LTAM receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended December 31, 2020, the Fund incurred advisory fees of $51,886.

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make reimbursements to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses, or extraordinary expenses such as litigation) at least until October 31, 2021, so that the total annual operating expenses of the Fund do not exceed 1.85%, 2.50% and 1.60% for Class A, Class C and Class I, respectively, of the class average daily net assets. The Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation to be exceeded. During the six months ended December 31, 2020, the Advisor waived fees of $94,075.

As of June 30, 2020, the Advisor has $316,203 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

June 30, 2021	June 30, 2022	June 30, 2023	Total
$68,538	$107,533	$140,132	$316,203

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

In addition, certain affiliates of GFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Distributor – The distributor of the Fund is Ladenburg Thalmann & Co., Inc. (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets of each of Class A and Class C shares for such services. For the six months ended December 31, 2020, the Fund incurred shareholder servicing fees of $7,973 and $ 3,224 for Class A and Class C shares, respectively. Under the Distribution Plan, the Fund pays 0.75% per year of its average daily net assets for such services for Class C shares. For the six months ended December 31, 2020, the Fund incurred distributions fees of $9,673 for Class C.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Advisor. For the six months ended December 31, 2020, the Distributor received $6 in underwriting commissions for sales of the Fund’s shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Additionally, Ladenburg Thalmann & Co., Inc., an affiliate of the Advisor, executed portfolio trades on behalf of the Fund for which it received $686 in trade commissions during the six months ended December 31, 2020.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2020, amounted to $9,482 and $720,787, respectively.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2020, National Financial Services held 87.63%, the Fund and may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2020, was as follows:

Cost for Federal Tax purposes	$14,963,304

Unrealized Appreciation	$889,865
Unrealized Depreciation	(1,357,658)
Tax Net Unrealized Depreciation	$(467,793)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following fiscal years were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2020	June 30, 2019
Ordinary Income	$456,320	$964,853
Return of Capital	978,884	781,855
	$1,435,204	$1,746,708

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(1,821,812)	$(3,344,666)	$(50,696)	$(2,203,574)	$(7,420,748)

The difference between book basis and tax basis distributable earnings and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships and C-Corporations.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $ 1,821,812.

At June 30, 2020, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$1,223,977	$2,120,689	$3,344,666	$18,711

Permanent book and tax differences, primarily attributable to tax adjustments for partnerships resulted in reclassification for the fiscal year ended June 30, 2020 as follows:

Paid
In	Accumulated
Capital	Losses
$15,859	$(15,859)

8.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund's quarterly repurchases.

During the six months ended December 31, 2020, the Fund completed four quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The Fund may under officer approval increase the repurchase percentage above 5%. The results of those repurchase offers were as follows:

Class A	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 23, 2020	September 21, 2020
Repurchase Request Deadline	July 22, 2020	October 22, 2020
Repurchase Pricing Date	July 22, 2020	October 22, 2020
Net Asset Value as of Repurchase Offer Date	$4.81	$4.93
Amount Repurchased	$400,394	$267,516
Percentage of Outstanding Shares Repurchased	6.57%	4.44%

Alternative Strategies Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Class C	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 23, 2020	September 21, 2020
Repurchase Request Deadline	July 22, 2020	October 22, 2020
Repurchase Pricing Date	July 22, 2020	October 22, 2020
Net Asset Value as of Repurchase Offer Date	$4.62	$4.73
Amount Repurchased	$34,808	$114,645
Percentage of Outstanding Shares Repurchased	1.40%	4.68%

Class I	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	June 23, 2020	September 21, 2020
Repurchase Request Deadline	July 22, 2020	October 22, 2020
Repurchase Pricing Date	July 22, 2020	October 22, 2020
Net Asset Value as of Repurchase Offer Date	$4.84	$4.97
Amount Repurchased	$169,160	$305,826
Percentage of Outstanding Shares Repurchased	3.60%	6.68%

9.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2020, the Fund was invested in the following restricted securities:

	Initial
Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Walton Kimberlin Heights, L.P.	12/27/2010	36,635	$ 340,705	$ 306,269	2.11%
Walton Sherwood Acres, L.P.	04/29/2011	10,752	$ 99,994	$ 53,222	0.37%
Walton US Land Fund 1, L.P.	11/08/2011	10,752	$ 99,994	$ 132,142	0.91%
Walton US Land Fund 2, L.P.	08/22/2012	19,855	$ 151,764	$ 132,036	0.91%
Walton US Land Fund 3, L.P.	11/16/2012	37,655	$ 350,192	$ 305,759	2.11%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following: The Fund completed a quarterly repurchase offer on January 22, 2021 which resulted in 3.40%, 5.81% and 6.67% of Class A shares, Class C and Class I shares being repurchased for $232,512, $161,657, and $347,839 respectively.

PRIVACY NOTICE

Rev. Feb 2014

FACTS	WHAT DOES ALTERNATIVE STRATEGIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Alternative Strategies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Alternative Strategies Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-803-6583

Rev. Feb 2014

Who we are
Who is providing this notice?	Alternative Strategies Fund
What we do
How does Alternative Strategies Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Alternative Strategies Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Alternative Strategies Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Alternative Strategies Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Alternative Strategies Fund doesn’t jointly market.

Investment Advisor
Ladenburg Thalmann Asset Management, Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

Administrator
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-803-6583.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/9/21